Loans and Allowance for Credit Losses, PCI, by Credit Quality Indicator (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 36,719	$ 41,430	$ 51,705	$ 58,797
Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	399	718	1,911	4,580
Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	3,270	2,855	4,137	5,803
Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,745	2,949	5,207	6,462
Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,353	1,413	1,733	1,859
Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	6,767	7,935	12,988	18,704
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	191	214
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	640	352
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	321	128
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	0	210
Pass [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,152	904
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial and Industrial Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	208	504
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Mortgage [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	2,630	2,503
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Commercial Real Estate Construction [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,424	2,821
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Foreign Loans [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	1,353	1,203
Criticized [Member] | Purchased Credit-Impaired Loans [Member] | Total Commercial [Member]
Purchased Credit Impaired Loans by Credit Quality Indicator [Abstract]
Purchased Credit Impaired Loans	$ 5,615	$ 7,031